Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive Income (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Statement Of Income Captions [Line Items]
Share-based compensation expense	¥ (45,633,820)	$ (6,993,689)	¥ (87,299,053)	¥ (57,981,487)
General and administrative	(285,905,509)	(43,816,936)	(286,059,239)	(255,867,298)
Interest and investment income, net	708,250,666	108,544,164	24,291,607	47,059,613
Other non-interest income	355,200,116	54,436,799	41,766,688	(40,321,415)
Foreign exchange loss, net	(107,144)	(16,421)	6,635,208	(90,771,459)
Income from the repurchase of convertible senior notes	622,109,001	95,342,376
Share of profit in subsidiaries, VIEs and VIEs' subsidiaries	(370,038,652)	(56,710,905)	(3,419,825)	(11,319,279)
Net income before income taxes	1,220,798,253	187,095,518	3,890,521,771	2,649,046,731
Income tax expense	(261,979,592)	(40,150,129)	(626,233,846)	(157,730,518)
Net income attributable to Qudian Inc.'s shareholders	958,818,661	146,945,389	3,264,287,925	2,491,316,213
Other comprehensive income/(loss)
Foreign currency translation adjustment	(38,454,600)	(5,893,426)	31,893,073	33,089,222
Total comprehensive income attributable to Qudian Inc.'s shareholders	920,364,061	141,051,963	3,296,180,998	2,524,405,435
Parent Company [Member]
Condensed Statement Of Income Captions [Line Items]
Share-based compensation expense	(45,633,820)	(6,993,689)	(87,299,053)	(55,734,443)
General and administrative	(38,512,789)	(5,902,343)	(43,146,732)	(26,615,449)
Interest and investment income, net	(15,718,860)	(2,409,021)	(10,149,429)	9,919,513
Other non-interest income	19,633,391	3,008,949	20,498,736	5,701,978
Foreign exchange loss, net	2,073,798	317,823	9,946,070	(92,089,724)
Income from the repurchase of convertible senior notes	622,109,001	95,342,376
Share of profit in subsidiaries, VIEs and VIEs' subsidiaries	414,867,940	63,581,293	3,374,438,333	2,549,589,488
Net income before income taxes	958,818,661	146,945,388	3,264,287,925	2,390,771,363
Income tax expense	0	0
Net income attributable to Qudian Inc.'s shareholders	958,818,661	146,945,388	3,264,287,925	2,390,771,363
Foreign currency translation adjustment	(38,454,600)	(5,893,426)	31,893,073	284,529,171
Total comprehensive income attributable to Qudian Inc.'s shareholders	¥ 920,364,061	$ 141,051,962	¥ 3,296,180,998	¥ 2,675,300,534